Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 3	$ 2	$ 1	$ 1
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	4,936	5,482	3,769
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	2,109	2,510
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	54	727
Pension Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,535	1,240
Pension Plans [Member] | Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	109	216
Pension Plans [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	295	205
Pension Plans [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	113	120
Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	3	2
Pension Plans [Member] | Collective Investment Funds Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,183	1,327
Pension Plans [Member] | Collective Investment Fund Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	340	346
Pension Plans [Member] | Collective Investment Funds International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	643	934
Pension Plans [Member] | Real Estate Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	146
Pension Plans [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	290	200
Pension Plans [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	225	165
Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	794	1,460
Pension Plans [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	54	727
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	631	517
Pension Plans [Member] | Level 1 [Member] | Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	109	216
Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	1,312	1,048
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	904	723
Pension Plans [Member] | Level 2 [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	295	205
Pension Plans [Member] | Level 2 [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	113	120
Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	3	2
Pension Plans [Member] | Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	3	2
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	81	87	$ 82
Postretirement Welfare Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	77	87
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	40	36
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	40	36
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective Investment Funds Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	23	29
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective Investment Funds International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 14	$ 22